Short Term Investments (Detail) (Held-to-maturity securities, Fixed rate time deposits) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Investment [Line Items]
Carrying Value		222,701	894,540
Unrealized gains/(losses)
Estimated Fair Value	$ 35,746	222,701	894,540